Shareholders' Equity - Fair Value Assumptions of Stock Options (Details) - Stock options	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	64.30%	62.40%	73.90%
Risk free interest rate	1.62%	1.82%	1.67%
Dividend yield	0.00%	0.00%	0.00%
Average expected life	5 years 3 months 4 days	5 years 8 months 23 days	6 years 22 days